Subsequent Events - Additional Information (Detail) - USD ($)	Nov. 14, 2024	Nov. 13, 2024	Oct. 15, 2024	Oct. 02, 2024	Mar. 15, 2024	Feb. 15, 2024	Jan. 16, 2024	Aug. 19, 2024	Jan. 18, 2024	Dec. 31, 2023	Feb. 28, 2023	Feb. 27, 2023
Commercial Paper [Member]
Subsequent Event [Line Items]
Debt instrument, face amount											$ 1,500,000	$ 1,500,000
Debt instrument interest rate										4.75%		4.75%
Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									$ 2,000,000
Second Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 2,750,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination	$ 30,000		$ 30,000		$ 70,000	$ 70,000	$ 70,000
Subsequent Event [Member] | Commercial Paper [Member]
Subsequent Event [Line Items]
Debt instrument interest rate									4.75%
Subsequent Event [Member] | Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									$ 2,000,000
Subsequent Event [Member] | Second Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable		$ 200,000		$ 200,000